Earnings Per Share (Tables)	6 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of Loss after Income Tax
	June 30, 2024	June 30, 2023
	$	$
	Unaudited	Unaudited
Loss after income tax attributable to the owners of Mobilicom Limited	(1,653,875)	(1,451,217)
	Number	Number
Weighted average number of ordinary shares used in calculating basic earnings/(losses) per share	1,555,961,075	1,329,652,095
Weighted average number of ordinary shares used in calculating diluted earnings/(losses) per share	1,555,961,075	1,329,652,095
	Cents	Cents
Basic earnings/(losses) per share	(0.11)	(0.11)
Diluted earnings/(losses) per share	(0.11)	(0.11)